Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Issued Share Capital and Reserves Attributable to Shareholders

	Note	2022	2021	2020
Share capital – par value	30.1	319	321	320
Share premium	30.2	6,853	7,033	7,160
Total share capital		7,172	7,354	7,480
Retained earnings		10,619	12,166	10,327
Treasury shares	30.3	(676)	(273)	(181)
Total retained earnings		9,944	11,892	10,145
Revaluation reserves 1)	30.4	(4,477)	6,442	7,480
Remeasurement of defined benefit plans 2)	30.5	(1,565)	(2,199)	(2,534)
Other reserves 3)	30.6	997	325	(553)
Total shareholders’ equity		12,071	23,813	22,018
1	Included in the 2022 Revaluation reserves is an amount of EUR (676) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 51 Discontinued operations
2
Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (624) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 51 Discontinued operations

3	Included in the 2022 Other reserves is an amount of EUR 14 million relating to Aegon the Netherlands classification as discontinued operations, refer to note 51 Discontinued operations

Schedule of Share Capital Transactions Relating To Common Shares A

	2022	2021	2020

Share capital transactions relating to common shares	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2022:

Final dividend 2021 1)	(18,676)

Share buyback program (final dividend 2021)	24,364

Interim dividend 2022 1)	(21,365)

Share buyback program (interim dividend 2022)	29,833

Transactions in 2021:

Final dividend 2020 1)		(15,274)

Share buyback program (final dividend 2020)		19,452

Interim dividend 2021 1)		(17,314)

Share buyback program (interim dividend 2021)		21,532

Transactions in 2020:

Interim dividend 2020 1)			(22,947)

Share buyback program (interim dividend 2020)			24,029

1	Dividend distribution paid from treasury shares (note 30.3)

Summary of Share Capital - Par Value

	2022	2021	2020

Common shares	253	253	252

Common shares B	66	68	69

At December 31	319	321	320

Common shares	2022	2021	2020

Authorized share capital	720	720	720

Number of authorized shares (in million)	6,000	6,000	6,000

Par value in cents per share	12	12	12

Common shares B	2022	2021	2020

Authorized share capital	360	360	360

Number of authorized shares (in million)	3,000	3,000	3,000

Par value in cents per share	12	12	12

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

At January 1, 2020	2,105,139	253	585,022	70

Shares withdrawn	(9,491)	(1)	(13,227)	(2)

Dividend	2,466	-	-	-

At December 31, 2020	2,098,114	252	571,795	69

Shares withdrawn	(2,466)	(0)	(2,956)	(0)

Dividend	10,665	1	-	-

At December 31, 2021	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

At December 31, 2022	2,109,430	253	546,196	66

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2020	2,101,749	579,312

2021	2,101,231	570,629

2022	2,107,315	559,906

Summary of Share Premium

	2022	2021	2020
At January 1	7,033	7,160	7,213

Share dividend	(180)	(127)	(54)
At December 31	6,853	7,033	7,160

Share premium relating to:

- Common shares	5,200	5,380	5,507

- Common shares B	1,653	1,653	1,653
Total share premium	6,853	7,033	7,160

Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2022		2021		2020
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	70,958	262	52,686	171	65,540	269

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92	10,158	50

Sale: 3 transactions, average price EUR 2.46	(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12	(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38	24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70	(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91	(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49	29,833	134

Purchase: 3 transactions, average price EUR 4.58	65,921	302

Transactions in 2021:

Sale: transactions, average price 3.90			(4,139)	(16)

Shares withdrawn: 1 transaction average price 3.89			(2,466)	(10)

Sale: 1 transaction, average price 3.89			(15,274)	(59)

Purchase: 1 transaction average price 3.70			35,933	133

Sale: 1 transaction, average price 3.02			(17,314)	(52)

Purchase: 1 transaction average price 4.46			21,532	96

Transactions in 2020:

Sale: transactions, average price 4.52					(4,445)	(20)

Shares withdrawn: 1 transaction average price 4.52					(9,491)	(43)

Sale: 1 transaction, average price 4.13					(22,947)	(95)

Purchase: 1 transaction average price 2.46					24,029	59

At December 31	145,821	662	70,958	262	52,686	171
Movements in the number of treasury common
shares
B held by Aegon N.V. were as follows:

	2022		2021		2020
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	30,589	3	12,884	1	25,310	3

Transactions in 2022:

Share withdrawn: 1 transaction, average price EUR 0.10	(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12	43,817	5

Transactions in 2021:

Sale: 1 transaction, average price 0.10			(1,983)	-

Shares withdrawn: 1 transaction average price 0.10			(2,956)	-

Purchase: 1 transaction average price 0.10			22,643	2

Transactions in 2020:

Sale: 1 transaction, average price 0.13					(2,154)	-

Shares withdrawn: 1 transaction average price 0.13					(13,227)	(2)

Purchase: 1 transaction average price 0.08					2,956	-

At December 31	51,763	6	30,589	3	12,884	1

Summary of Treasury Shares

	2022		2021		2020
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

Common shares

Held by Aegon N.V.	145,821	662	70,958	262	52,686	171

Held by subsidiaries	785	8	822	8	1,062	9

Common shares B

Held by Aegon N.V.	51,763	6	30,589	3	12,884	1

At December 31	198,369	676	102,369	273	66,632	181

Summary of Weighted Average Number of Treasury Shares

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)

2020	58,224	18,386

2021	57,989	11,621

2022	97,807	23,696

Summary of Revaluation Reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total

At January 1, 2022	5,309	32	1,100	6,442

Gross revaluation	(21,586)	(1)	(66)	(21,653)

Shadow accounting adjustment	6,407	-	-	6,407

Net (gains) / losses transferred to income statement	742	(16)	(126)	600

Disposal of a business	14	-	-	14

Foreign currency translation differences	413	(0)	74	487

Tax effect	3,178	-	42	3,219

Transfers to disposal groups	-	-	-	-

Other	7	-	-	7

At December 31, 2022	(5,516)	15	1,024	(4,477)

At January 1, 2021	6,248	35	1,197	7,480

Gross revaluation	(3,930)	(4)	(122)	(4,057)

Shadow accounting adjustment	2,759	-	-	2,759

Net (gains) / losses transferred to income statement	(450)	-	(106)	(556)

Foreign currency translation differences	362	1	84	447

Tax effect	322	1	47	370

Other	(1)	-	-	(1)

At December 31, 2021	5,309	32	1,100	6,442

At January 1, 2020	4,352	19	1,502	5,873

Gross revaluation	5,728	20	(141)	5,607

Shadow accounting adjustment	(2,738)	-	-	(2,738)

Net (gains) / losses transferred to income statement	13	-	(106)	(94)

Net (gains) / losses transferred to retained earnings	-	-	-	-

Foreign currency translation differences	(443)	(2)	(111)	(556)

Tax effect	(664)	(2)	54	(612)

At December 31, 2020	6,248	35	1,197	7,480

Summary of Revaluation Reserve for Available-for-sale Investments
The closing balances of the revaluation reserve for
available-for-sale
investments relate to the following instruments:

	2022	2021	2020
Shares	18	49	46

Debt securities	(5,511)	5,276	6,218

Other	(22)	(15)	(17)
Revaluation reserve for available-for-sale investments	(5,516)	5,309	6,248

Summary of Remeasurement of Defined Benefit Plans

	2022	2021	2020
At January 1	(2,199)	(2,534)	(2,397)

Remeasurements of defined benefit plans	904	501	(360)

Tax effect	(250)	(102)	140

Net exchange differences	(20)	(65)	83
Total remeasurement of defined benefit plans	(1,565)	(2,199)	(2,534)

Summary of Other Reserves
30.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2022	596	(338)	67	325

Movement in foreign currency translation and net foreign investment hedging reserves	710	(116)	-	594

Disposal of a business	102	67	(18)	150

Tax effect	(28)	16	-	(12)

Equity movements of joint ventures	-	-	(63)	(63)

Equity movements of associates	-	-	3	3

Transfers to disposal groups	-	-	-	-
At December 31, 2022	1,379	(371)	(11)	997

At January 1, 2021	(403)	(199)	48	(554)

Movement in foreign currency translation and net foreign investment hedging reserves	1,013	(165)	-	848

Disposal of a business	10	(2)	-	8

Tax effect	(24)	27	-	3

Equity movements of joint ventures	-	-	25	25

Equity movements of associates	-	-	(6)	(6)
At December 31, 2021	596	(338)	67	325

At January 1, 2020	799	(374)	31	456

Movement in foreign currency translation and net foreign investment hedging reserves	(1,209)	195	-	(1,015)

Disposal of a business	(5)	-	(2)	(7)

Tax effect	12	(19)	-	(7)

Equity movements of joint ventures	-	-	12	12

Equity movements of associates	-	-	7	7
At December 31, 2020	(402)	(199)	48	(553)

Aegon N.V [member]
Statement [LineItems]
Summary of Shareholders' Equity

At January 1, 2022	321	7,033	6,453	258	2,316	7,924	(2,199)	(273)	1,980	23,813

Net result 2021 retained	-	-	-	-	-	1,980	-	-	(1,980)	-

Net result 2022	-	-	-	-	-	-	-	-	(1,433)	(1,433)

Total net result	-	-	-	-	-	1,980	-	-	(3,413)	(1,433)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	750	-	-	(20)	-	-	730

Changes in revaluation in subsidiaries	-	-	(10,901)	-	-	-	-	-	-	(10,901)

Changes in revaluation reserve real estate held for own use	-	-	(17)	-	-	16	-	-	-	(1)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	655	-	-	655

Changes and transfer to legal reserve	-	-	-	-	123	(201)	-	-	-	(78)

Other	-	-	-	-	-	38	-	-	-	38

Other comprehensive income / (loss)	-	-	(10,918)	750	123	(146)	635	-	-	(9,557)

Shares issued	2	-	-	-	-	-	-	-	-	2

Shares withdrawn	(4)	-	-	-	-	-	-	-	-	(4)

Dividends paid on common shares	-	(180)	-	-	-	(167)	-	-	-	(346)

Issuance and purchase of treasury shares	-	-	-	-	-	9	-	(402)	-	(393)

Redemption other equity instruments	-	-	-	-	-	32	-	-	-	32

Coupons on perpetual securities	-	-	-	-	-	(36)	-	-	-	(36)

Incentive plans	-	-	-	-	-	(5)	-	-	-	(5)

At December 31, 2022	319	6,853	(4,465)	1,008	2,439	9,591	(1,565)	(675)	(1,433)	12,071

At January 1, 2021	320	7,160	7,491	(601)	1,710	8,798	(2,534)	(181)	(146)	22,018

Net result 2020 retained	-	-	-	-	-	(146)	-	-	(146)	-

Net result 2021	-	-	-	-	-	-	-	-	1,980	1,980

Total net result	-	-	-	-	-	(146)	-	-	2,125	1,980

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	859	-	-	(65)	-	-	795

Changes in revaluation in subsidiaries	-	-	(1,035)	-	-	-	-	-	-	(1,035)

Changes in revaluation reserve real estate held for own use	-	-	(3)	-	-	-	-	-	-	(3)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	399	-	-	399

Changes and transfer to legal reserve	-	-	-	-	606	(587)	-	-	-	19

Other	-	-	-	-	-	14	-	-	-	14

Other comprehensive income / (loss)	-	-	(1,038)	859	606	(573)	335	-	-	189

Shares issued	1	-	-	-	-	-	-	-	-	1

Shares withdrawn	(1)	-	-	-	-	-	-	-	-	(1)

Dividends paid on common shares	-	(127)	-	-	-	(120)	-	-	-	(247)

Issuance and purchase of treasury shares	-	-	-	-	-	4	-	(92)	-	(88)

Coupons on perpetual securities	-	-	-	-	-	(39)	-	-	-	(39)

At December 31, 2021	321	7,033	6,453	258	2,316	7,924	(2,199)	(273)	1,980	23,813

Summary of Treasury Stock

	2022		2021

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

Common shares

Held by Aegon N.V.	145,821	662	70,958	262

Held by subsidiaries	785	8	822	8

Common shares B

Held by Aegon N.V.	51,763	6	30,589	3

At December 31	198,369	676	102,369	273

Aegon N.V [member] | Common Share [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2022		2021

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	70,958	262	52,686	171

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92	10,158	50

Sale: 4 transactions, average price EUR 2.46	(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12	(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38	24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70	(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91	(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49	29,833	134

Purchase: 3 transactions, average price EUR 4.58	65,921	302

Transactions in 2021:

Sale: transactions, average price 3.90			(4,139)	(16)

Shares witdrawn: 1 transaction, average price EUR 3.89			(2,466)	(10)

Sale: 1 transaction, average price 3.89			(15,274)	(59)

Purchase: 1 transaction average price 3.70			35,933	133

Sale: 1 transaction, average price 3.02			(17,314)	(52)

Purchase: 1 transaction average price 4.46			21,532	96

At December 31	145,821	662	70,958	262

Aegon N.V [member] | Common Share B [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2022		2021

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	30,589	3	12,884	1

Transactions in 2022:

Share withdrawn: 1 transaction, average price EUR 0.10	(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12	43,817	5

Transactions in 2021:

Sale: 1 transaction, average price EUR 0.10			(1,983)	-

Shares withdrawn: 1 transaction, average price EUR 0.10			(2,956)	-

Purchase: 1 transaction, average price EUR 0.10			22,643	2

At December 31	51,763	6	30,589	3